Company's Principal Subsidiaries and VIE Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
GameNow.net (Hong Kong) Limited ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-01
Place of incorporation	Hong Kong
Relationship	Subsidiary
The9 Computer Technology Consulting (Shanghai) Co., Ltd. ("The9 Computer")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-06
Place of incorporation	PRC
Relationship	Subsidiary
China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2003-10
Place of incorporation	Hong Kong
Relationship	Subsidiary
China The9 Interactive (Shanghai) Limited ("C9I Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-02
Place of incorporation	PRC
Relationship	Subsidiary
9Dream Limited ("9Dream")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-07
Place of incorporation	Hong Kong
Relationship	Subsidiary
China The9 Interactive (Beijing) Limited ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-03
Place of incorporation	PRC
Relationship	Subsidiary
Jiu Jing Era Information Technology (Beijing) Limited ("Jiu Jing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-04
Place of incorporation	PRC
Relationship	Subsidiary
Jiu Tuo (Shanghai) Information Technology Limited ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-07
Place of incorporation	PRC
Relationship	Subsidiary
China Crown Technology Limited ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-11
Place of incorporation	Hong Kong
Relationship	Subsidiary
Asian Way Development Limited ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-11
Place of incorporation	Hong Kong
Relationship	Subsidiary
New Star International Development Limited ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2008-01
Place of incorporation	Hong Kong
Relationship	Subsidiary
The9 Development Center Limited ("TDC")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2008-06
Place of incorporation	Hong Kong
Relationship	Subsidiary
TDC (Asia) Limited ("TDC Asia")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2009-04
Place of incorporation	British Virgin Islands
Relationship	Subsidiary
Red 5 Studios, Inc. ("Red 5")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2005-06
Place of incorporation	USA
Relationship	Subsidiary
Red 5 Singapore Pte. Ltd. ("Red 5 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-04
Place of incorporation	Singapore
Relationship	Subsidiary
The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-06
Place of incorporation	USA
Relationship	Subsidiary
The9 Korea Co., Ltd. ("The9 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-02
Place of incorporation	Korea
Relationship	Subsidiary
Red 5 Korea, LLC ("Red 5 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-11
Place of incorporation	Korea
Relationship	Subsidiary
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2000-09
Place of incorporation	PRC
Relationship	VIE subsidiary
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2007-04
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Shanghai IT
Shanghai Huopu Cloud Computing Terminal Technology Co., Ltd. ("Huopu Cloud")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2010-12
Place of incorporation	PRC
Relationship	VIE subsidiary
Shanghai Jiushi Interactive Network Technology Co., Ltd. ("Jiushi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-07
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Huopu Cloud
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. ("Mengxiang Hulian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2011-12
Place of incorporation	PRC
Relationship	VIE subsidiary
Shanghai Fire Wing Information Technology Co., Ltd. ("Shanghai Fire Wing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2012-01
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Shanghai IT
Shanghai The9 Education Software Technology Co., Ltd. ("The9 Education")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	2012-05
Place of incorporation	PRC
Relationship	Wholly-owned subsidiary of Shanghai IT
Direct | GameNow.net (Hong Kong) Limited ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | 9Dream Limited ("9Dream")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | China Crown Technology Limited ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | Asian Way Development Limited ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | New Star International Development Limited ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | The9 Development Center Limited ("TDC")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | Red 5 Singapore Pte. Ltd. ("Red 5 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | The9 Korea Co., Ltd. ("The9 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Direct | Red 5 Korea, LLC ("Red 5 Korea")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | The9 Computer Technology Consulting (Shanghai) Co., Ltd. ("The9 Computer")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | China The9 Interactive (Shanghai) Limited ("C9I Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | China The9 Interactive (Beijing) Limited ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | Jiu Jing Era Information Technology (Beijing) Limited ("Jiu Jing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | Jiu Tuo (Shanghai) Information Technology Limited ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | TDC (Asia) Limited ("TDC Asia")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	100.00%
Indirect | Red 5 Studios, Inc. ("Red 5")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest held	81.00%